financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk
Total	$ 32,781	$ 30,566
Debt or equity securities pursuant to a shelf prospectus expiring June, 2022
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	2,000
Debt or equity securities pursuant to a shelf prospectus expiring August, 2021
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		2,000
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,780	2,703
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	101	106
Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		10
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	27,415	25,619
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,271	2,081
Composite long-term debt
Liquidity risk
Total	29,873
Other
Liquidity risk
Contractual maturities, derivative liabilities	6	8
First year
Liquidity risk
Total	4,997	4,699
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,669	2,639
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	101	3
First year | Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		10
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,658	1,657
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	538	373
2 years hence
Liquidity risk
Total	2,651	2,181
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	74	43
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		103
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,204	1,698
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	371	338
3 years hence
Liquidity risk
Total	1,395	2,456
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	7
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,149	2,235
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	230	207
3 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	6	8
4 years hence
Liquidity risk
Total	1,906	1,214
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	5
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,706	1,021
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	191	189
5 years hence
Liquidity risk
Total	3,072	1,756
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	9	5
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,868	1,595
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	145	157
5 years hence to 10 years
Liquidity risk
Total	8,444	7,769
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	12	4
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	7,953	7,311
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	417	429
Thereafter
Liquidity risk
Total	10,316	10,491
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	9,877	10,102
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	379	388
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(6,580)	(6,554)
Amounts to be exchanged, Pay	6,767	6,589
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	29,873	27,735
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(882)	(1,140)
Amounts to be exchanged, Pay	892	1,153
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(149)	(119)
Amounts to be exchanged, Pay	151	118
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(149)	(119)
Amounts to be exchanged, Pay	151	118
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(150)	(119)
Amounts to be exchanged, Pay	151	118
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(525)	(119)
Amounts to be exchanged, Pay	575	118
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,836)	(1,919)
Amounts to be exchanged, Pay	1,898	1,944
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,889)	(3,019)
Amounts to be exchanged, Pay	2,949	3,020
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(454)	(917)
Amounts to be exchanged, Pay	475	921
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(454)	(917)
Amounts to be exchanged, Pay	$ 475	$ 921